Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Basis of presentation
a)	Basis of presentation
The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation
b)	Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs (inclusive of the VIEs’ subsidiaries) for which the Company is the primary beneficiary.
Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
A consolidated VIE is an entity in which the Company’s subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company’s subsidiary is the primary beneficiary of the entity.
All transactions and balances among the Company, its subsidiaries and VIEs (inclusive of the VIEs’ subsidiaries) have been eliminated upon consolidation. There is no VIE in the Group where the Company or any subsidiary has a variable interest but is not the primary beneficiary.

Use of estimates
c)	Use of estimates
The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to, determination of the average playing period for paying players, and assessment for the impairment of long-term investments accounted for using the measurement alternative.

Functional currency and foreign currency translation
d)	Functional currency and foreign currency translation
The Group uses Renminbi (“RMB”) as its reporting currency. The Company and several of its overseas subsidiaries use US$ or their respective local currencies as their functional currency. The functional currency of the Group’s PRC entities is RMB.
In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive (loss)/income on the consolidated statements of operations and comprehensive loss.
Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in exchange losses on the consolidated statements of operations and comprehensive loss.

Convenience Translation
e)	Convenience Translation
Translations of balances on the consolidated balance sheets, consolidated statements of operations and comprehensive loss and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2024 are solely for the convenience of the reader and were calculated at the rate of US$1.00 =

R
MB
7.2993, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2024. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at such rate.

Fair value measurements
f)	Fair value measurements
Financial instruments
Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

a.	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

b.
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

c.	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
The Group’s financial instruments include cash and cash equivalents, restricted cash, time deposits, accounts receivable, other receivables, amounts due from/to related parties, short-term investments, accounts payable, short-term loan
s
, accrual liabilities and other payables of which the carrying values approximate their fair values. Please see Note 22 for additional information.

Cash and cash equivalents, restricted cash and time deposits
g)	Cash and cash equivalents, restricted cash and time deposits
Cash and cash equivalents mainly represent cash on hand, demand deposits placed with large reputable banks in the United States of America and China, and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of three months or less. As of December 31, 2023 and 2024, there were cash on hand and demand deposits with terms less than three months denominated in U.S. dollars amounting to approximately US$181.6 million and US$395.2 million, respectively (equivalent to approximately RMB1,286.5 million and RMB2,840.7 million, respectively). As of December 31, 2023 and 2024, the Group had cash held in accounts managed by online payment platforms such as Alipay and Paypal in connection with the collection of online service fees for a total amount of RMB43.0 million and RMB65.9 million, respectively, which have been classified as cash and cash equivalents on the consolidated balance sheets.
As of December 31, 2023 and 2024, the Group had approximately RMB5,632.1 million and RMB8,165.7 million cash and cash equivalents held by its PRC subsidiaries and the VIEs, representing 78% and 80% of total cash and cash equivalents of the Group, respectively.
Time deposits represent deposits placed with banks with original maturities more than three months but less than one year. As of December 31, 2023 and 2024, there were time deposits denominated in U.S. dollars amounting to approximately US$733.5 million, and US$499.2 million, respectively (equivalent to approximately RMB5,194.9 million and RMB3,588.5 million, respectively).
The Group had no other lien arrangements for the years ended December 31, 2022, 2023 and 2024. Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the consolidated balance sheets. As of December 31, 2023 and 2024, the restricted cash balance was RMB50.0 million and RMB50.0 million, respectively.

Receivables, net
h)	Receivables, net
The Group’s accounts receivable, amount due from related parties and other receivables recorded in prepayments and other current assets are within the scope of ASC Topic 326. Accounts receivable consist primarily of receivables from advertising customers, and receivables from distribution channels.
To estimate expected credit losses, the Group has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Group’s customer collection trends. This is assessed at each quarter based on the Group’s specific facts and circumstances. No significant impact of changes in the assumptions since adoption.

The Group recorded a provision for current expected credit losses. The following table sets out movements of the allowance for expected credit losses for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB in thousands
Beginning balance	292,473	305,535	219,201
Provisions/(Reversal)	130,549	(16,000)	109,801
Write-offs	(117,487)	(70,334)	(45,009)

Ending balance	305,535	219,201	283,993

Inventories, net
i)	Inventories, net
Inventories, mainly represent products for the Group’s
e-commerce
business, are stated at the lower of cost or net realizable value on the consolidated balance sheets. Cost of inventories is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased. Write downs are recorded in cost of revenues on the consolidated statements of operations and comprehensive loss. Certain costs attributable to buying and receiving products, such as purchase freights, are included in cost of inventories.

Property and equipment, net
j)	Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally three years. Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the remaining lease term. Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized on the consolidated statements of operations and comprehensive loss.

Intangible assets, net
k)	Intangible assets, net
Intangible assets acquired through business acquisitions are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Purchased intangible assets are initially recognized and measured at fair value. Major identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Licensed copyrights of content	shorter of the licensed period or projected useful life of the content, mainly vary from 1 to 10 years

License rights of mobile games	shorter of the licensed period or projected useful life of mobile games, mainly vary from 1 to 3 years

Intellectual property and others	1 - 10 years, based on the underlying intangible assets expected to contribute to the future cash flows
If expectations of the usefulness of the content are revised downward, the unamortized cost is written down to the fair value, which establishes a new cost basis.

Goodwill

l)	Goodwill
Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries and consolidated VIEs. Goodwill is not depreciated or amortized but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when an event or circumstances change occurs that indicate the asset might be impaired. Under ASC
350-20-35,
the Group has the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly.
The Group, therefore, chooses the quantitative assessment directly and performs the goodwill impairment test by comparing the fair value of the reporting unit with it carrying amount and recognizing an impairment charge for the amount by which the carrying amount exceeds the fair value.
Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The estimated fair value of reporting unit is determined using either an income approach or a market approach, when appropriate. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. The Group as a whole is determined to be one reporting unit for goodwill impairment testing. The Group applied the quantitative assessment and performed the goodwill impairment test by quantitatively comparing the fair values of the reporting unit to it carrying amounts. The Group determines the fair value of the reporting unit based on its quoted stock price, and no impairment charge was recognized for any of the periods presented.

Impairment of long-lived assets other than goodwill
m)	Impairment of long-lived assets other than goodwill
Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

Research and development expenses
n)	Research and development expenses
Research and development expenses mainly consist of payroll-related expenses incurred for the innovation of video function, development and enhancement to the Group’s websites, platforms of applications, development of online games and the termination of certain game projects.
For internal use software, the Group expenses all costs incurred for the preliminary project stage and post implementation-operation stage of development, and costs associated with repair or maintenance of the existing platforms. Costs incurred in the application development stage are capitalized and amortized over the estimated useful life. Since the amount of the Group’s research and development expenses qualifying for capitalization has been immaterial, as a result, all development costs incurred for development of internal used software have been expensed as incurred.
For external use software, costs incurred for development of external use software have not been capitalized since the inception of the Group, because the period after the date technical feasibility is reached and the time when the software is marketed is short historically, and the amount of costs qualifying for capitalization has been immaterial.

Leases
q)	Leases
The Group recognizes the
right-of-use
assets recorded in “Other long-term assets” and corresponding short-term leasing liabilities recorded in “Accrued liabilities and other payables” and long-term leasing liabilities recorded in “Other long-term liabilities” respectively on the consolidated balance sheets.
The Group elected to not recognize lease assets and lease liabilities for leases with a term of twelve months or less, and to not separate non-lease
components from lease components. Under ASC 842, the Group determines if an arrangement is or contains a lease at inception.
Right-of-use
assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Group considers only payments that are fixed and determinable at the time of lease commencement.
The Group leases office space under
non-cancelable
operating lease agreements, which mainly expire at various dates through 2026. As of December 31, 2023 and 2024, the Group’s operating leases had a weighted average remaining lease term of 2.6 years and 1.8 years and a weighted average discount rate of 4.75% and 4.70%, respectively. Future lease payments under operating leases as of December 31, 2024 were as follows:

December 31, 2024
RMB in thousands
2025	194,625
2026	129,023
2027	1,637

Total future lease payments	325,285
Impact of discounting remaining lease payments	14,246

Total lease liabilities	311,039

Operating lease cost for the years ended December 31, 2022, 2023 and 2024 was RMB275.1 million, RMB198.7 million and RMB193.3 million, respectively, which excluded cost of short-term contracts. Short-term lease cost for the years ended December 31, 2022, 2023 and 2024 was immaterial. Supplemental cash flow information related to operating leases was as follows:

	For the Year Ended December 31,
	2022	2023	2024
	RMB in thousands
Cash payments for operating leases	200,376	206,518	198,418
Right-of-use assets obtained/(released) in exchange for operating lease liabilities	467,765	(60,910)	15,979

Share-based compensation
r)	Share-based compensation
Share based compensation expenses arise from share-based awards, including share options and restricted share units

(“RSUs”) for the purchase of the Company’s ordinary shares. The Group accounts for share-based awards granted to employees in accordance with ASC 718
Compensation -
Stock Compensation
and share-based awards granted to nonemployees in accordance with ASC 505. The Group accounts for share-based awards granted to non-employees in accordance with ASU 2018-07, which are similar to the model for employee awards.
For share options for the purchase of ordinary shares granted to employees determined to be equity classified awards, the related share-based compensation expenses are recognized in the consolidated financial statements based on their grant date fair values which are calculated using the binomial option pricing model. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, risk-free interest rates and expected dividends.
The Group recognizes the estimated compensation cost of restricted share units based on the fair value of its ordinary shares on the date of the grant. The Group recognizes the compensation cost, net of estimated forfeitures, over a vesting term for service-based RSUs.
For share-based awards granted with service conditions only, share-based compensation expenses are recorded net of estimated forfeitures using straight-line method during the requisite service period, such that expenses are recorded only for those share-based awards that are expected to ultimately vest.

Employee benefits
s)	Employee benefits
PRC Contribution Plan
Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made.

Investments
t)	Investments
Short-term investments
Short-term investments primarily include financial products with variable interest rates referenced to performance of underlying assets issued by well-known banks and investments in publicly traded companies with the intention to be sold within twelve months.
In accordance with ASC 825,
Financial Instruments
, for financial products with variable interest rates referenced to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carries these investments at fair value. Changes in the fair value of these investments are reflected on the consolidated statements of operations and comprehensive loss as “Investment loss, net (including impairments)”. Fair value is estimated based on quoted prices of similar products provided by financial institutions at the end of each reporting period.

For investments in publicly traded companies, the Group carries the investments at fair value at the end of each reporting period. Changes in the fair value of these investments are reflected on the consolidated statements of operations and comprehensive loss as “Investment loss, net (including impairments)”.
Long-term investments, net
The Group’s long-term investments primarily consist of equity investments accounted for using the measurement alternative, equity investments accounted for using the equity method and other investments accounted for at fair value.
Equity investments accounted for using the measurement alternative
For those investments over which the Group does not have significant influence and without readily determinable fair value, the Group records them at cost, less impairment, and plus or minus subsequent adjustments for observable price changes (referred to as the measurement alternative). Under this measurement alternative, changes in the carrying value of these investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.
Management regularly evaluates the impairment of these investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, historical financial performance, financing needs, and industry environment. An impairment loss recognized equals to the excess of the investment cost over its fair value at the end of each reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.
Equity investments accounted for using the equity method
The Group applies the equity method of accounting to account for equity investments and limited partnership in a private equity fund, according to ASC 323
Investment—Equity Method and Joint Ventures
, over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group initially records the investments at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investments on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investments to recognize its proportionate share of each equity investee’s net income or loss into earnings and cash distributions from investees, after the date of investment. The Group evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized as “Investment loss, net (including impairments)” in the consolidated statements of operations and comprehensive loss when the decline in value is determined to be other-than-temporary.

Investments accounted for at fair value
In accordance with ASC 825,
Financial Instruments
, for financial products with variable interest rates referenced to performance of underlying assets and with original maturities greater than one year, the Group elected the fair value method at the date of initial recognition and carries these investments at fair value. Changes in the fair value of these investments are reflected on the consolidated statements of operations and comprehensive loss as “Investment loss, net (including impairments)”.
For investments in publicly traded companies with an intention of holding greater than one year, the Group carries the investments at fair value at the end of each reporting period. Changes in the fair value of these investments are reflected on the consolidated statements of operations and comprehensive loss as “Investment loss, net (including impairments)”.

Taxation
u)	Taxation
Income taxes
Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the assets and liabilities method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of operations and comprehensive loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more-likely-than-not
that some portion of, or all of the deferred tax assets will not be realized.
Uncertain tax positions
In order to assess uncertain tax positions, the Group applies a more-likely-than-not
threshold and a
two-step
approach for the tax position measurement and financial statement recognition. Under the two-step
approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more-likely-than-not
that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likelihood of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under income tax expenses in its consolidated statements of operations and comprehensive loss. The Group did not have any material unrecognized uncertain tax positions as of and for the years ended December 31, 2022, 2023 and 2024, respectively. The Group also did not expect any material increase or decrease in unrecognized tax liability within 12 months following the reporting date.

Revenue recognition
v)	Revenue recognition
Under ASC 606, revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. The Group identifies its contracts with customers and all performance obligations within those contracts. The Group then determines the transaction price and allocates the transaction price to the performance obligations within the Group’s contracts with customers, recognizing revenue when, or as, the Group satisfies its performance obligations. The Group’s revenue recognition policies effective upon the adoption of ASC 606 are as follows:
Mobile game services
Exclusively distributed mobile games
For the years ended December 31, 2022, 2023 and 2024, the Group primarily generates revenues from the sale of in-game
virtual items to enhance the game-playing experience.
In accordance with ASC 606, the Group evaluates the contracts with its customers and determines that the Group has a single performance obligation which is to make the game and the ongoing game related services available to the paying players. The transaction price, which is the amount paid for in-game
virtual items by the paying player, is allocated entirely to this single performance obligation. The Group recognizes revenue from in-game
virtual items over the estimated average playing period of paying players, starting from the point-in-time
when related
in-game
virtual items are delivered to the paying players’ accounts.
The Group has estimated the average playing period of the paying players for each game, usually between one to ten months. The Group considers the average period that players typically play the games and other game player behavior patterns, as well as various other factors to arrive at the best estimates for the estimated playing period of the paying players. To compute the estimated average playing period for paying players, the Group considers the initial purchase date as the starting point of a paying player’s lifespan. The Group tracks populations of paying players who made their initial purchases during the interval period (the “Cohort”) and tracks each Cohort to understand the subsequent churn rate of the paying players of each Cohort, i.e. the number of paying players from each Cohort who left subsequent to their initial purchases (the “churn rate”). To determine the ending point of a paying player’s lifespan beyond the date for which observable data are available, the Group extrapolates the historical churn rate to arrive at an average playing period for paying players of the selected games. If a new game is launched and only a limited period of paying player data is available, then the Group considers the estimated average playing period of the Group’s other mobile games which has similar characteristics with the new game. When the Group believes it can reasonably estimate average playing period of new games based on newly available paying players information, the Group may prospectively apply the change of estimate.
The Group applies portfolio approach in estimating the average playing period of the paying players for the recognition of mobile game revenue given that the effect of applying a portfolio approach to a group game players’ behavior would not differ materially from considering each one of them individually.
In accordance with ASC
606-10-55-39,
the Group assesses whether it acts as the principal or as an agent in the arrangement with each party respectively. The Group records revenue generated from exclusively distributed mobile games on a gross basis as the Group is acting as the principal to fulfill all obligations related to the mobile game operations. The Group is responsible for the launch of the games, hosting and maintenance of game servers, and determination of when and how to operate the in-game
promotions and customer services. The Group is also determining the pricing of in-game
virtual items and making a localized version for overseas licensed games.

Proceeds earned from selling
in-game
virtual items are shared between the Group and the third-party game developers, with the amount paid to the third-party game developers generally calculated based on amounts paid by paying players, after deducting the fees paid to the payment channels and the distribution channels. Fees paid to third-party game developers, distribution channels and payment channels are recorded as “Cost of revenues” on the consolidated statements of operations and comprehensive loss.
Jointly operated mobile game distribution services
The Group is also offering distribution services for mobile games developed by the third-party game developers. In accordance with ASC 606, the Group evaluates the contracts with the third-party game developers and identifies the performance obligations as distributing games and providing payment solution and market promotion service to the game developers. Accordingly, the Group earns service revenue by distributing them to the game players.
In accordance with ASC
606-10-55-39,
the Group assesses whether it acts as the principal or as an agent in the arrangement with each party respectively. With respect to the jointly operated licensed arrangements between the Group and the third-party game developers, the Group considered it does not have the primary responsibility for fulfillment and acceptability of the game services. The Group’s responsibilities are distributing games, providing payment solution and market promotion service, and thus the Group views the third-party game developers to be its customers. Accordingly, the Group records the game distribution service revenue from these games, on a net basis based on the ratios pre-determined
with the third-party game developers when the performance obligations are satisfied, which is generally when the paying players purchase virtual currencies issued by the third-party game developers.

Valued added services (“VAS”)
The Group offers premium membership, live broadcasting, comics and other paid contents to the customers.
The Group offers premium membership services which provide subscribing members access to streaming of premium content in exchange for a non-refundable
upfront premium membership fee. When the receipt of premium membership fees is for services to be delivered over a period of time, generally from one month to twelve months, the receipt is initially recorded as “Deferred revenue” and revenue is recognized ratably over the membership period as services are rendered.
The Group operates and maintains live broadcasting channel whereby users can enjoy live performances provided by the hosts and interact with the hosts. Most of the hosts host the performance on their own. The Group creates and sells virtual items to users so that the users present them simultaneously to hosts to show their support. The virtual items sold by the Group comprise of either (i) consumable items or (ii) time-based items, such as privilege titles etc. Revenues derived from the sale of virtual items are recorded on a gross basis as the Group acts as the principal to fulfill all obligations related to the sale of virtual items in accordance with ASC
606-10-55-39.
Accordingly, revenue is recognized at
point-in-time
when the virtual item is delivered and consumed if the virtual item is a consumable item or, in the case of time-based virtual item, recognized ratably over the period each virtual item is made available to the user, which generally does not exceed one year. Proceeds received from the sales of virtual items before they consumed are recorded as “Deferred revenue”.
Under the arrangements with the hosts, the Group shares with them a portion of the revenues derived from the sales of virtual items. The portion paid to hosts is recognized as “Cost of revenues” on the consolidated statements of operations and comprehensive loss.
Advertising services
The Group provides various advertising formats, mainly include but not limited to advertisements appearing on the app opening page, banner text-links, logos, buttons and rich media, brand advertising, performance-based advertising and native advertisements which are customized according to advertisers’ needs. The Group determines each format of advertisements which is a distinct performance obligation. Consideration is allocated to each performance obligation based on its standalone selling price. The Group recognizes revenue on a pro-rata
basis for each performance obligation, commencing on the date the advertisements are displayed on the Group’s platform or upon the performance obligations are satisfied, generally when users click on links.
Sales incentives to customers
The Group provides various sales incentives to its customers, including cash incentives in the form of commissions to certain third-party advertising agencies and noncash incentives such as discounts and advertising services provided free of charge in certain bundled arrangements, which are negotiated on a contract-by-contract
basis with customers. The Group accounts for these incentives granted to customers as variable consideration in accordance with ASC 606. The amount of variable consideration is measured based on the most likely amount of incentive to be provided to customers.

IP derivatives and others
IP derivatives and others are mainly from the sales of products through the Group’s
e-commerce
platform, as well as revenues from
e-sports
copyright sublicensing. IP derivatives and others are recognized when control of promised goods or services is transferred to the customers, which generally occurs upon the acceptance of the goods or services by the customers. Pursuant to ASC
606-10-55-39,
for arrangements where the Group is primarily responsible for fulfilling the promise to provide the goods or services, is subject to inventory risk, and has latitude in establishing prices and selecting suppliers, revenues are recorded on a gross basis. Otherwise, revenues are recorded on a net basis. Cash coupons, granted to the customers for free at the Group’s discretion, are recorded as a reduction of the arrangement’s transaction price thereby reducing the amount of revenue recognized as the payment is not for a distinct good or service received from the customer in accordance with ASC
606-10-32-25.
Net revenues presented on the consolidated statements of operations and comprehensive loss are net of sales discount and sales tax.
Other Estimates and Judgments
The Group estimates revenue of mobile game, VAS received from the third-party payment processors in the current period when reasonable estimates of these amounts can be made. The processors provide reliable interim preliminary reporting within a reasonable time frame following the end of each month and the Group maintains records of sales data, both of which allow the Group to make reasonable estimates of revenue and therefore to recognize revenue during the reporting period. Determination of the appropriate amount of revenue recognized involves judgments and estimates that the Group believes are reasonable, but actual results may differ from the Group’s estimates. When the Group receives the final reports, to the extent not received within a reasonable time frame following the end of each month, the Group records any differences between estimated revenue and actual revenue in the reporting period when the Group determines the actual amounts. The revenue on the final revenue report have not differed significantly from the reported revenue for the periods presented.
Contract balances
Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced, and revenue recognized prior to invoicing when the Group has satisfied its performance obligations and has the unconditional right to consideration.
Deferred revenue relates to unsatisfied performance obligations at the end of each reporting period and consists of cash payment received in advance from game players in mobile games, from customers in advertising services, live broadcasting services and other VAS, and
e-commerce
platforms. Due to the generally short-term duration of the relevant contracts, the majority of the performance obligations are satisfied within one year. The amount of revenue recognized that was included in the receipts in advance balance at the beginning of the year was RMB2,583.6 million, RMB2,760.5 million and RMB2,944.9 million for the years ended December 31, 2022, 2023 and 2024, respectively.

Practical expedients
The Group has used the following practical expedients as allowed under ASC 606:
The transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied, has not been disclosed, as substantially all of the contracts have an original expected duration of one year or less.
The Group expenses the costs to obtain a contract as incurred when the amortization period is one year or less.
The following table presents the Group’s net revenues disaggregated by revenue sources:

	For the Year Ended December 31,
	2022	2023	2024
	RMB in thousands
Value-added services	8,715,170	9,910,080	10,999,137
Advertising	5,066,212	6,412,040	8,189,175
Mobile games	5,021,290	4,021,137	5,610,323
IP derivatives and others	3,096,495	2,184,730	2,032,890

Total net revenues	21,899,167	22,527,987	26,831,525

Cost of revenues
w)	Cost of revenues
Cost of revenues consists primarily of revenue sharing costs to mobile games developers and distribution channels and payment channels, revenue sharing with the hosts and content creators, staff costs, content costs, server and bandwidth service costs, depreciation expenses and other direct costs of providing these services as well as cost of merchandise sold. These costs are charged to the consolidated statements of operations and comprehensive loss as incurred.

Related parties
x)	Related parties
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Net loss per share
y)	Net loss per share
Loss per share is computed in accordance with ASC 260,
Earnings per Share
. The
two-class
method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class
method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed.
Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period. Potential ordinary shares include ordinary shares issuable upon the exercise of outstanding share options and restricted share units using the treasury stock method and ordinary shares issuable upon the conversion of the April 2026 Notes, 2027 Notes and December 2026 Notes using the if-converted
method. The computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net loss per share. Net loss per ordinary share is computed on Class Y Ordinary Shares and Class Z Ordinary Shares combined basis, because both classes have the same dividend rights in the Company’s undistributed net income.

Statutory reserves
z)	Statutory reserves
In accordance with China’s Company Laws, the Company’s VIEs in PRC must make appropriations from their after-tax
profit, as determined under the accounting principles generally acceptable in the People’s Republic of China (“PRC GAAP”), to
non-distributable
reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax
profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.
Pursuant to the laws applicable to China’s Foreign Invested Enterprises(“FIE”), the Company’s subsidiaries that are FIEs in China have to make appropriations from their after-tax
profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax
profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.
The following table presents the Group’s appropriations to general reserve funds and statutory surplus funds for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB in thousands
Appropriations to general reserve funds and statutory surplus funds	11,552	8,576	3,893

Noncontrolling interests
aa)	Noncontrolling interests
For the Company’s majority-owned subsidiaries and consolidated VIEs, noncontrolling interests are recognized to reflect the portion of the equity which is not attributable, directly or indirectly, to the Company as the controlling shareholder. Noncontrolling interests acquired through a business combination are recognized at fair value at the acquisition date, which is estimated with reference to the purchase price per share as of the acquisition date.
The noncontrolling interests will continue to be attributed with its share of losses even if that attribution results in a deficit noncontrolling interest balance.

Comprehensive loss
bb)	Comprehensive loss
Comprehensive loss is defined to include all changes in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive income, as presented on the consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Segment reporting
cc)	Segment reporting
Based on the criteria established by ASC 280,
Segment Reporting
, the Group’s chief operating decision maker has been identified as the Chairman of the Board of Directors and CEO, who reviews consolidated results of the Group when making decisions about allocating resources and assessing performance. The Group has internal reporting of revenue, cost and expenses by nature as a whole. Hence, the Group has only one operating segment. The Company is domiciled in the Cayman Islands while the Group mainly operates its businesses in the PRC and earns majority of the revenues from external customers attributed to the PRC.

Business combinations
dd)	Business combinations
The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805,
Business Combinations
. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Group to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive loss. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded on the consolidated statements of operations and comprehensive loss.
In a business combination achieved in stages, the Group
re-measures
the previously held equity interests in the acquiree when obtaining control at its acquisition date fair value and the re-measurement
gain or loss, if any, is recognized on the consolidated statements of operations and comprehensive loss.
For the Company’s majority-owned subsidiaries and consolidated VIEs, noncontrolling interests are recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company.
If a business combination is under common control, the acquired assets and liabilities are recognized at their historical book value. The consolidated financial statements include the results of the acquired entities from the earliest date presented or, if more recent, from the date when the entities first came under common control, regardless of the date of the combination. Consolidated financial statements for prior years would also be retrospectively adjusted for periods during which the entities were under common control.

Recently issued accounting pronouncements
ee)	Recently issued accounting pronouncements
In November, 2023, new FASB guidance requires incremental disclosures related to a public entity’s reportable segments but does not change the definition of a segment, the method for determining segments, or the criteria for aggregating operating segments into reportable segments. The FASB issued the new guidance primarily to provide financial statement users with more disaggregated expense information about a public entity’s reportable segments. The new guidance is effective for calendar year public entities in 2024 year-end
financial statements, and should be adopted retrospectively unless impracticable. Early adoption is permitted. The Company adopted this guidance as of January

1, 2024, and the adoption did not have a material impact on its consolidated financial statements.
In December, 2023, the FASB issued ASU
2023-09
“Income Taxes (Topics 740): Improvements to Income Tax Disclosures” to expand the disclosure requirements for income taxes, specifically related to the rate reconciliation and income taxes paid. ASU
2023-09
is effective for our annual periods beginning January 1, 2025, with early adoption permitted.

The Group is currently evaluating the impact of the above new accounting pronouncement or guidances on the consolidated financial statements.

In November, 2024, the FASB issued ASU
No. 2024-03,
Income Statement (Topic 220)- Reporting Comprehensive Income- Expense Disaggregation Disclosures (Subtopic
220-40).
ASU
No. 2024-03
requires publicly-traded business entities to disclose specified information about the components of certain costs and expenses that are currently disclosed in the financial statements. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group is currently evaluating the impact of the above new accounting pronouncement or guidances on the consolidated financial statements.
Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.

Sales and marketing expenses
Expenses
o)	Sales and marketing expenses
Sales and marketing expenses consist primarily of marketing and promotional expenses, salaries and other compensation-related expenses to the Group’s sales and marketing personnel. Marketing and promotional expenses consist primarily of costs for the promotion of corporate image and product marketing. The Group expenses all marketing and promotion costs as incurred and classifies these costs under sales and marketing expenses. For the years ended December 31, 2022, 2023 and 2024, the marketing and promotional expenses were RMB4,051.3 million, RMB3,131.0 million and RMB3,562.3 million, respectively.

General and administrative expenses
Expenses
p)	General and administrative expenses
General and administrative expenses consist primarily of salaries and other compensation-related expenses to the Group’s general and administrative personnel, professional fees, severance cost, rental expenses and allowance for expected credit losses.